Label	Element	Value
Innovator Equity Dual Directional 15 Buffer ETF™ - November | SPDR S&P 500 ETF Trust, Expiration: 10/30/2026; Exercise Price: 6.88 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	99.10%
Innovator Equity Dual Directional 15 Buffer ETF™ - November | SPDR S&P 500 ETF Trust, Expiration: 10/30/2026; Exercise Price: 572.93 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	37.80%
Innovator Equity Dual Directional 15 Buffer ETF™ - November | SPDR S&P 500 ETF Trust, Expiration: 10/30/2026; Exercise Price: 682.11 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	11.60%
Innovator Equity Dual Directional 15 Buffer ETF™ - November | SPDR S&P 500 ETF Trust, Expiration: 10/30/2026; Exercise Price: 750.27 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(3.60%)
Innovator Equity Dual Directional 15 Buffer ETF™ - November | SPDR S&P 500 ETF Trust, Expiration: 10/30/2026; Exercise Price: 579.76 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(45.20%)